Current Taxes and Deferred Taxes - Schedule of Effects of Deferred Taxes on Assets and Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Allowances for loan losses	$ 233,612	$ 208,859
Accrued interest on past due portfolio	11,604	3,919
Unearned price differences	950	340
Personnel provisions	11,817	11,339
Contingencie provisions	38,308	54,579
Tax losses	81,182	57,248
Net tax value of amortizable assets	1,371	1,459
Depreciation of property, plant and equipment	(34,768)	(29,541)
Lease division and others	(31,311)	17,249
Mark to market of financial instruments	(28,587)	(34,892)
Ita-Corpbanca business combination	(11,502)	(17,399)
IFRS 16 leases effect	1,417	(2,275)
Others	519	1,326
Totals assets (liabilities), net	274,612	272,211
Chile [member]
Disclosure of geographical areas [line items]
Allowances for loan losses	209,012	185,022
Accrued interest on past due portfolio	11,604	3,919
Unearned price differences	950	340
Personnel provisions	4,973	4,286
Contingencie provisions	8,171	41,866
Tax losses	46,484	3,157
Net tax value of amortizable assets	1,371	1,459
Depreciation of property, plant and equipment	(35,689)	(29,469)
Lease division and others	(35,221)	7,501
Mark to market of financial instruments	(18,748)	(16,212)
Ita-Corpbanca business combination	(11,502)	(17,446)
IFRS 16 leases effect	891	(2,137)
Others	(3,300)	695
Totals assets (liabilities), net	178,996	182,981
United States [member]
Disclosure of geographical areas [line items]
Allowances for loan losses	142	(251)
Personnel provisions	595	393
Contingencie provisions	(229)	(1,774)
Tax losses	11,744	17,038
Depreciation of property, plant and equipment	(61)	(56)
Mark to market of financial instruments	4,396	368
IFRS 16 leases effect		(1)
Totals assets (liabilities), net	16,587	15,717
Colombia [member]
Disclosure of geographical areas [line items]
Allowances for loan losses	24,458	24,088
Personnel provisions	6,249	6,660
Contingencie provisions	30,366	14,487
Tax losses	22,954	37,053
Depreciation of property, plant and equipment	982	(16)
Lease division and others	3,910	9,748
Mark to market of financial instruments	(14,235)	(19,048)
Ita-Corpbanca business combination		47
IFRS 16 leases effect	526	(137)
Others	3,819	631
Totals assets (liabilities), net	$ 79,029	$ 73,513